Organization (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Organization
Net income/(loss)	¥ (1,144,044)	$ (179,525)	¥ (714,343)	¥ 263,242
VIEs
Organization
Net revenues	648,270	101,728	1,426,605	2,709,562
Net income/(loss)	¥ (1,090,282)	$ (171,089)	¥ (625,353)	¥ 27,298